Statement of Operations and Comprehensive Loss	3 Months Ended
Jul. 31, 2023 USD ($) $ / shares shares
Operating expenses:
General and administrative	$ 72,096
Loss from operations	(72,096)
Other expense, net
Foreign currency losses	394
Total other expense, net	394
Net loss and comprehensive loss	$ 72,490
Net loss per share of common shares, basic | $ / shares	$ 7,249
Net loss per share of common shares, diluted | $ / shares	$ 7,249
Weighted-average common shares outstanding, basic | shares	10
Weighted-average common shares outstanding, diluted | shares	10